Additional paid-in capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Paid-in Capital
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	5,497,001,500	5,362,701,500	5,236,401,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.006	$ 0.004	$ 0.003
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	115,500,000	165,000,000	139,800,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.050		$ 0.047
Options exchanged for warrants upon Redomicile Merger	(5,200,501,500)
Options exchanged for warrants upon Redomicile MergerWeightageAverage	$ (0.004)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		(800,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ (0.015)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures	(90,300,000)	(29,900,000)	(13,500,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ (0.040)	$ (0.034)	$ (0.034)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	321,700,000	5,497,001,500	5,362,701,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.043	$ 0.006	$ 0.004
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	160,800,000	5,221,701,500	5,202,701,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.037	$ 0.004	$ 0.003